Bridge Loan (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of accounting policy for flow-through shares [text block]
Carrying value of Bridge Loan to be derecognized	$ 2,981
Amended Bridge Loan assumed, including transaction costs incurred	3,140
Loss on derecognition of Bridge Loan	$ 159